Federal Home Loan Bank Advances (FY) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
FHLB Advances [Abstract]
Average balance outstanding during the year		$ 77,049	$ 74,729
Maximum amount outstanding at any month-end during the year		84,000	98,000
Balance outstanding at end of year	$ 115,500	$ 84,000	$ 70,000
Weighted average interest rate at end of year	1.85%	2.32%	2.51%
Average cost of advances during the year		2.42%	2.13%
Weighted average contractual maturity	28 months	18 months	24 months
General borrowing limit		30.00%
FHLB advances, remaining amount available to borrow		$ 59,400
FHLB Maturity [Abstract]
2020		33,500
2021		22,500
2022		18,000
2023		5,000
2024		5,000
Total	$ 115,500	84,000	$ 70,000
First Mortgage Loans [Member]
FHLB Advances [Abstract]
FHLB advances, collateral real estate loans		$ 156,100	$ 151,000